Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Net loss	¥ 3,915,459	$ 576,684	¥ 8,431,034
Net cash used in operating activities	196,712	$ 28,972	¥ 8,253,523
Cash and cash equivalents	19,327,717			$ 2,846,665	¥ 862,839
Net current assets | ¥	¥ 15,460,235
Prime Hubs
Variable Interest Entity [Line Items]
Number of share held by variable interest entities | shares	4,250,002	4,250,002	4,250,002